Exceptional items - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Business Transformation program (1)	€ 8.7	€ 2.4	€ 14.2	€ 3.4
Brexit (5)	0.0	1.1	0.0	4.3
Factory Optimization	1.4	1.0	1.6	1.8
Exceptional Items, Tax Expense (Income), Continuing Operations	€ 4.9	€ (0.7)	2.6	(1.9)
Cash flows relating to exceptional items			€ (28.7)	€ (16.7)